SCHEDULE OF BANK LOAN (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total		$ 980,452
PT Bank UOB Indonesia [Member]
Short-Term Debt [Line Items]
Total		$ 980,452